(11) CONCESSION FINANCIAL ASSET	12 Months Ended
Dec. 31, 2019
Concession Financial Asset [Abstract]
CONCESSION FINANCIAL ASSET

(11)  CONCESSION FINANCIAL ASSET

	Distribution	Transmission	Consolidated
As of December 31, 2016	5,193,511	180,333	5,373,844
Current	-	10,700	10,700
Noncurrent	5,193,511	169,633	5,363,144

Additions	972,254	52,211	1,024,465
Adjustment of expected cash flow	212,294	-	212,294
Adjustment - financial asset measured at amortized cost	-	27,807	27,807
Cash inputs - RAP	-	(15,677)	(15,677)
Disposals	(35,039)	-	(35,039)
Business combination	(12,338)	-	(12,338)

As of December 31, 2017	6,330,681	238,723	6,569,404
Current	-	23,736	23,736
Noncurrent	6,330,681	214,987	6,545,668

Transfer - contract assets	836,516	-	836,516
Transfer - intangible assets	(52,803)	-	(52,803)
Adjustment - fair value	362,073	-	362,073
Disposals	(46,318)	-	(46,318)
Adoption IFRS 15	-	(238,723)	(238,723)

As of December 31, 2018	7,430,149	-	7,430,149
Noncurrent	7,430,149	-	7,430,149

Transfer - contract assets	1,090,393	-	1,090,393
Transfer - intangible assets	(3,502)	-	(3,502)
Adjustment - fair value	296,037	-	296,037
Disposals	(33,361)	-	(33,361)

As of December 31, 2019	8,779,717	-	8,779,717
Noncurrent	8,779,717	-	8,779,717

The amount refers to the financial asset corresponding to the right established in the concession agreements of the energy distributors to receive cash by compensation upon the return of the assets to the granting authority at the end of the concession, measured at fair value.

According to the current tariff model, the remuneration for this asset is recognized in profit or loss upon billing to consumers and the realization occurs upon receipt of the electric energy bills. Moreover, the difference to adjust the balance at fair value (new replacement value - “VNR” - note 4) is recognized as a balancing item to the operating income account (note 27) in the statement of profit or loss.